Trade Receivables and Other Current Assets and Receivables - Additional Information (Details) € in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	May 14, 2021 USD ($)	Dec. 31, 2020 USD ($)
Trade Receivables and Other Current Assets and Receivables [Line Items]
CIR and other research tax credits receivable		€ 6,000	€ 4,400
Increase in research and development expense			12,000
Research and development expenses		60,469	48,452	€ 23,717
Research tax credits receivable from current tax year			3,800
Decrease in CIR and other research tax credits through payments			4,200
Decrease in CIR and other research tax credits through corrective claims			3,800
Short-term deposit accounts		1,048	8,829	7,336
Decrease in current deposit accounts		(7,800)
Decrease in current accrued income through payments	€ 2,000
Increase in prepaid expense				1,100
Prepaid expenses		8,601	7,454	€ 3,313
Inventiva Inc.
Trade Receivables and Other Current Assets and Receivables [Line Items]
CIR and other research tax credits receivable			200
Research tax credits receivable from current tax year		€ 800
Inventiva Inc.
Trade Receivables and Other Current Assets and Receivables [Line Items]
Research tax credits receivable from current tax year			200
Foreign currency forwards
Trade Receivables and Other Current Assets and Receivables [Line Items]
Total amount of loan | $						$ 60	$ 60	$ 60
Societe Generale
Trade Receivables and Other Current Assets and Receivables [Line Items]
Decrease in current deposit accounts			€ (8,800)		$ (10)